Common Stock Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price per share or per unit of warrants or rights outstanding	$ 1.07
Class of Warrant or Right, Outstanding	103,368,810	99,547,276
Southern Airways Corporation
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	9,918
Southern Airways Corporation | Exercise of Warrants Tranche One
Class of Warrant or Right [Line Items]
Number of securities into which the class of warrant or right may be converted	4,960
Class of warrant or right exercised during the period	4,960
Class of warrant or right exercised during the period value	$ 107
Southern Airways Corporation | Exercise of Warrants Tranche Two
Class of Warrant or Right [Line Items]
Number of securities into which the class of warrant or right may be converted	4,134
Class of warrant or right exercised during the period	4,958
Common Stock Warrants | Southern Airways Corporation
Class of Warrant or Right [Line Items]
Number of securities into which the class of warrant or right may be converted	9,918	9,918
Exercise price per share or per unit of warrants or rights outstanding	$ 27.25	$ 27.25
Expiration date of outstanding warrant	Apr. 02, 2023